Notes on the Consolidated Balance Sheets - Provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2020 EUR (€)
Reconciliation of changes in other provisions [abstract]
Balance, January 1,	€ 2,064
Balance - thereof non-current, January 1,	17
Balance - thereof current, January 1,	2,047
Utilization	(566)
Release Amount Of Provision	(5)
Addition	841
Currency translation	5
Balance, June 30,	2,339
Balance - thereof non-current, June 30,	17
Balance - thereof current, June 30,	2,322
Sales Tax Provision
Reconciliation of changes in other provisions [abstract]
Balance, January 1,	1,892
Balance - thereof non-current, January 1,	0
Balance - thereof current, January 1,	1,892
Utilization	(566)
Release Amount Of Provision	0
Addition	841
Currency translation	5
Balance, June 30,	2,172
Balance - thereof non-current, June 30,	0
Balance - thereof current, June 30,	2,172
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance, January 1,	172
Balance - thereof non-current, January 1,	17
Balance - thereof current, January 1,	155
Utilization	0
Release Amount Of Provision	(5)
Addition	0
Currency translation	0
Balance, June 30,	167
Balance - thereof non-current, June 30,	17
Balance - thereof current, June 30,	€ 150